Term Deposits: - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Term Deposits
Term Deposits:

Note 4. Term Deposits:

	December 31,	December 31,
	2023	2022
U.S. Treasury Bills	$25,407,439	$27,499,188
Certificates of deposit	3,953,776	–
	$29,361,215	$27,499,188

The Company has term deposits which are classified as held to maturity, carried at amortized cost and have original maturities of greater than 3 months and less than 12 months. Term deposits consist of U.S. treasury bills purchased at a discount and amortized to face value over their respective terms. In 2023, the Company recorded non-cash interest income of $1,663,116 related to the amortization of discount on term deposits.

U.S. Treasury Bills	$ 25,407,439	$ 27,499,188
Certificates of deposit	$ 3,953,776